UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    March 31, 2008
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    126
Form 13F Information Table Value Total:    $190,069
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	260.2 	"3,287 "	"3,287 "					"3,287 "
Abbott Laboratories	Common	002824100	654.1 	"11,861 "	"11,861 "					"11,861 "
Aberdeen Asia-Paciific Income Fd	Common	003009107	"3,338.4 "	"538,447 "	"538,447 "					"538,447 "
Aberdeen Global Income Fd	Common	003013109	"2,339.6 "	"194,321 "	"194,321 "					"194,321 "
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	"1,839.3 "	"24,287 "	"24,287 "					"24,287 "
Allied Capital Corp.	Common	01903Q108	"1,149.1 "	"62,351 "	"62,351 "					"62,351 "
Allstate Corp.	Common	020002101	443.4 	"9,225 "	"9,225 "					"9,225 "
American Capital Strategies	Common	024937104	"3,823.9 "	"111,941 "	"111,941 "					"111,941 "
Amgen Inc.	Common	031162100	"1,588.1 "	"38,011 "	"38,011 "					"38,011 "
Anadarko Petroleum Corp	Common	032511107	252.1 	"4,000 "	"4,000 "					"4,000 "
"Apple, Inc."	Common	037833100	967.9 	"6,745 "	"6,745 "					"6,745 "
AT&T Inc.	Common	00206R102	294.1 	"7,680 "	"7,680 "					"7,680 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"1,450.6 "	"36,210 "	"36,210 "					"36,210 "
Automatic Data Processing	Common	053015103	"2,639.2 "	"62,260 "	"62,260 "					"62,260 "
Bank of America Corp.	Common	060505104	211.3 	"5,573 "	"5,573 "					"5,573 "
Berkshire Hathaway Inc. Class B	CL B	084670207	666.5 	149 	149 					149
BP PLC - Spon ADR	Common	055622104	"1,797.1 "	"29,630 "	"29,630 "					"29,630 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	385.9 	"8,370 "	"8,370 "					"8,370 "
Burlington Northern Santa Fe	Common	12189T104	207.5 	"2,250 "	"2,250 "					"2,250 "
Cedar Fair	Dep. Unit	150185106	"1,842.9 "	"79,265 "	"79,265 "					"79,265 "
Chevron Corp	Common	166764100	519.2 	"6,083 "	"6,083 "					"6,083 "
"Church & Dwight Co., Inc."	Common	171340102	"2,316.0 "	"42,699 "	"42,699 "					"42,699 "
Cisco Systems	Common	17275R102	"3,740.9 "	"155,290 "	"155,290 "					"155,290 "
CitiGroup Inc.	Common	172967101	477.1 	"22,275 "	"22,275 "					"22,275 "
Clevelnd-Cliffs	Common	185896107	725.6 	"6,056 "	"6,056 "					"6,056 "
ConocoPhillips	Common	20825C104	"2,747.2 "	"36,048 "	"36,048 "					"36,048 "
Cypress Semiconductor Corp.	Common	232806109	289.8 	"12,274 "	"12,274 "					"12,274 "
Dover Corp.	Common	260003108	"2,775.9 "	"66,440 "	"66,440 "					"66,440 "
Dow Chemical	Common	260543103	"3,517.6 "	"95,457 "	"95,457 "					"95,457 "
DuPont E.I. De Nemours	Common	263534109	228.0 	"4,877 "	"4,877 "					"4,877 "
Duke Energy Corp.	Common	264399106	"2,499.3 "	"140,017 "	"140,017 "					"140,017 "
eBay Inc.	Common	278642103	633.8 	"21,240 "	"21,240 "					"21,240 "
Ecolab Inc.	Common	278865100	"1,871.6 "	"43,094 "	"43,094 "					"43,094 "
Emerson Electric	Common	291011104	369.2 	"7,174 "	"7,174 "					"7,174 "
"Energy Transfer Partners, L.P."	Unit Ltd Partn	29273R109	"1,382.0 "	"30,260 "	"30,260 "					"30,260 "
Enterprise Products Part. L.P.	Common	293792107	"1,790.5 "	"60,285 "	"60,285 "					"60,285 "
Expeditors Int'l Wash.	Common	302130109	"1,385.7 "	"30,670 "	"30,670 "					"30,670 "
Exxon Mobil Corp.	Common	30231G102	"4,939.4 "	"58,400 "	"58,400 "					"58,400 "
Fedex Corp.	Common	31428X106	"2,235.0 "	"24,118 "	"24,118 "					"24,118 "
Financial Select Sector Spdr	SBI Int-Finl	81369Y605	779.1 	"31,326 "	"31,326 "					"31,326 "
First Potomac Realty Trust	Common	33610F109	"2,662.1 "	"173,200 "	"173,200 "					"173,200 "
General Electric	Common	369604103	"5,889.5 "	"159,133 "	"159,133 "					"159,133 "
Genzyme	Common	372917104	"2,732.3 "	"36,656 "	"36,656 "					"36,656 "
Gilead Sciences Inc.	Common	375558103	"2,170.9 "	"42,128 "	"42,128 "					"42,128 "
Harley Davidson Inc.	Common	412822108	865.4 	"23,077 "	"23,077 "					"23,077 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	"1,820.4 "	"22,119 "	"22,119 "					"22,119 "
"Hudson City Bancorp, Inc."	Common	443683107	184.8 	"10,450 "	"10,450 "					"10,450 "
IBM	Common	459200101	"3,351.0 "	"29,104 "	"29,104 "					"29,104 "
Illinois Tool Works	Common	452308109	360.1 	"7,466 "	"7,466 "					"7,466 "
India Fund Inc.	Common	454089103	826.4 	"18,174 "	"18,174 "					"18,174 "
Intel	Common	458140100	"2,910.7 "	"137,427 "	"137,427 "					"137,427 "
Ishares Comex Gold Trust	Ishares	464285105	760.3 	"8,385 "	"8,385 "					"8,385 "
Ishares MSCI Australia Index	MSCI Australia	464286103	905.7 	"35,161 "	"35,161 "					"35,161 "
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	719.6 	"23,740 "	"23,740 "					"23,740 "
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	"2,595.0 "	"36,092 "	"36,092 "					"36,092 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,405.2 "	"10,457 "	"10,457 "					"10,457 "
Ishares-Russell 2000 Valu Index	Rusl 2000 Valu	464287630	354.1 	"5,400 "	"5,400 "					"5,400 "
Ishares-S&P 500 Index	S&P 500 Index	464287200	"1,160.1 "	"8,774 "	"8,774 "					"8,774 "
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	820.8 	"13,091 "	"13,091 "					"13,091 "
Ishares-S&P Global Telecom SE	S&P Gbl Telcm	464287275	"1,318.3 "	"19,670 "	"19,670 "					"19,670 "
Ishares Silver Trust	Ishares	46428Q109	"1,492.8 "	"8,760 "	"8,760 "					"8,760 "
Johnson & Johnson	Common	478160104	"2,252.7 "	"34,726 "	"9,116 "					"34,726 "
KBW Regional Banking ETF	KBW Regl Bkg	78464A698	888.2 	"25,275 "	"9,116 "					"25,275 "
K-Sea Transn Partners LP	Common	48268Y101	"2,834.8 "	"80,306 "	"80,306 "					"80,306 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,947.4 "	"70,660 "	"70,660 "					"70,660 "
Lincoln Electric Holdings	Common	533900106	"1,063.6 "	"16,337 "	"16,337 "					"16,337 "
Lowe's Cos Inc.	Common	548661107	531.5 	"23,171 "	"23,171 "					"23,171 "
Macy's Inc.	Common	55616P104	755.0 	"32,741 "	"32,741 "					"32,741 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	557.3 	"13,760 "	"13,760 "					"13,760 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	979.5 	"31,761 "	"31,761 "					"31,761 "
Market Vectors ETF Tr	Gold Miner ETF	57060U100	"2,107.6 "	"44,185 "	"44,185 "					"44,185 "
Maxim Integrated Product	Common	57772K101	"1,820.3 "	"89,275 "	"89,275 "					"89,275 "
McDonald's	Common	580135101	"2,470.0 "	"44,290 "	"44,290 "					"44,290 "
Medtronic Inc.	Common	585055106	"3,293.5 "	"68,089 "	"68,089 "					"68,089 "
Merck & Co.	Common	589331107	272.7 	"7,187 "	"7,187 "					"7,187 "
Metropcs Communications Inc.	Common	591708102	687.5 	"40,442 "	"40,442 "					"40,442 "
MFS Multimarket Inc. Trust	Sh Ben Int	552737108	236.7 	"41,600 "	"41,600 "					"41,600 "
Microsoft	Common	594918104	"2,842.3 "	"100,152 "	"100,152 "					"100,152 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	621.0 	"4,399 "	"4,399 "					"4,399 "
Mine Safety Appliances Co.	Common	602720104	"1,352.7 "	"32,840 "	"32,840 "					"32,840 "
Morgan Stanley Asia Pacific Fund	Common	61744U106	"1,039.6 "	"57,595 "	"57,595 "					"57,595 "
Neogen	Common	640491106	"3,495.8 "	"139,276 "	"139,276 "					"139,276 "
Newmont Mining Corp.	Common	651639106	"1,511.9 "	"33,376 "	"33,376 "					"33,376 "
Northrop Grumman Corp.	Common	666807102	"1,366.8 "	"17,566 "	"17,566 "					"17,566 "
Novartis AG-ADR	Sponsored ADR	66987V109	"1,726.6 "	"33,702 "	"33,702 "					"33,702 "
Nustar Energy LP	Unit Com	67058H102	419.9 	"8,668 "	"8,668 "					"8,668 "
Nuveen OH Qual Income Muni Fd	Common	670980101	216.3 	"16,000 "	"16,000 "					"16,000 "
Omnicom Group Inc.	Common	681919106	"1,247.4 "	"28,235 "	"28,235 "					"28,235 "
"Osiris Therapeutics, Inc."	Common	68827R108	461.7 	"36,700 "	"36,700 "					"36,700 "
Pan American Silver Corp.	Common	697900108	949.7 	"24,750 "	"24,750 "					"24,750 "
Penn Virginia Resource Ptnr.	Common	707884102	831.0 	"33,305 "	"33,305 "					"33,305 "
Pepsico Inc.	Common	713448108	"3,585.9 "	"49,666 "	"49,666 "					"49,666 "
PetsMart Inc.	Common	716768106	"1,933.7 "	"94,604 "	"94,604 "					"94,604 "
"Pfizer, Inc."	Common	717081103	"1,057.3 "	"50,516 "	"50,516 "					"50,516 "
"Plains All American Pipeline, LP"	Unit L.P. Int.	726503105	497.8 	"10,471 "	"10,471 "					"10,471 "
Powershares QQQ Nasdaq 100	Unit Ser 1	73935A104	350.5 	"8,016 "	"8,016 "					"8,016 "
"Principal Financial Group, Inc."	Common	74251V102	"2,097.7 "	"37,648 "	"37,648 "					"37,648 "
Procter & Gamble	Common	742718109	"5,004.1 "	"71,416 "	"71,416 "					"71,416 "
Rayonier Inc.	Common	754907103	"3,027.2 "	"69,686 "	"69,686 "					"69,686 "
"Resmed, Inc."	Common	761152107	"1,962.8 "	"46,535 "	"46,535 "					"46,535 "
Royal Dutch Shell Plc Adr	Spons ADR B	780259107	225.6 	"3,270 "	"3,270 "					"3,270 "
Rydex S&P Equal Weight ETF	S&P 500 Eq Trd	78355W106	237.0 	"5,536 "	"5,536 "					"5,536 "
Rydex S&P Equal Weight Tech ETF	Technology ETF	78355W817	200.8 	"4,595 "	"4,595 "					"4,595 "
Schlumberger	Common	806857108	"2,923.5 "	"33,603 "	"33,603 "					"33,603 "
Sirona Dental Systems Inc.	Common	82966C103	"2,264.3 "	"83,955 "	"83,955 "					"83,955 "
SPDR Trust Series I	Units Ser. I	78462F103	564.2 	"4,275 "	"4,275 "					"4,275 "
Spectra Energy Corp.	Common	847560109	"1,233.7 "	"54,229 "	"54,229 "					"54,229 "
Stericycle Inc.	Common	858912108	369.0 	"7,166 "	"7,166 "					"7,166 "
Streettracks Gold Trust	Gold Shs	863307104	"4,733.9 "	"52,360 "	"52,360 "					"52,360 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,089.5 "	"22,325 "	"22,325 "					"22,325 "
Target Corporation	Common	87612E106	604.8 	"11,934 "	"11,934 "					"11,934 "
Tata Motors Ltd ADR	Sponsored ADR	876568502	"1,334.3 "	"85,425 "	"85,425 "					"85,425 "
Templeton Global Inc.Fund	Common	880198106	"1,138.9 "	"119,012 "	"119,012 "					"119,012 "
"Thor Industries, Inc."	Common	885160101	586.4 	"19,698 "	"19,698 "					"19,698 "
"TJX Companies, Inc."	Common	872540109	786.0 	"23,768 "	"23,768 "					"23,768 "
Transocean Inc.	Ord	G90078109	"2,221.7 "	"16,433 "	"16,433 "					"16,433 "
Unilever N.V. NY Shares	NY Shs New	904784709	866.4 	"25,685 "	"25,685 "					"25,685 "
Vanguard Int'l Eq. Index Fund	Emr Mkt ETF	922042858	395.5 	"4,206 "	"4,206 "					"4,206 "
Vanguard Int'l Eq. Index Fund	European ETF	922042874	891.0 	"12,953 "	"12,953 "					"12,953 "
Vanguard Bond Index Fund	Total Bnd Mrkt	921937835	427.3 	"5,469 "	"5,469 "					"5,469 "
Verizon Communications	Common	92343V104	268.4 	"7,364 "	"7,364 "					"7,364 "
Vornado Realty Trust	Sh.Ben.Int	929042109	252.6 	"2,930 "	"2,930 "					"2,930 "
Wal-Mart Stores Inc.	Common	931142103	"1,828.2 "	"34,703 "	"34,703 "					"34,703 "
Walgreen	Common	931422109	"3,064.2 "	"80,445 "	"80,445 "					"80,445 "
Wells Fargo Company	Common	949740104	"2,697.9 "	"92,713 "	"92,713 "					"92,713 "
Western Union Company	Common	959802109	"1,602.5 "	"75,343 "	"75,343 "					"75,343 "
Wyeth	Common	983024100	284.0 	"6,800 "	"6,800 "					"6,800 "

13F REPORT  1ST Q 2008		GRAND TOTAL	"190,069.1 "